GOING CONCERN	6 Months Ended
Jun. 30, 2021
GOING CONCERN
GOING CONCERN

2. GOING CONCERN

Liquidity and Capital Resources

As of June 30, 2021, the Group’s consolidated current liabilities exceeded its consolidated current assets by RMB 213,526. With certain non-cash payment adjustments excluded from the current liabilities, the gap between the current liabilities and current assets has been significantly reduced. The Group’s consolidated net assets were amounting to RMB 148,991 as of June 30, 2021. There are no liquidity concerns noted in the next 12 months.

The Group’s principal sources of liquidity have been cash provided by operating activities. The Group had net cash used in operating activities of RMB 61,989 and RMB 19,339 for the six months ended June 30, 2020 and 2021, respectively. The net cash outflow for both periods were mainly due to seasonal fluctuations. As of June 30, 2021, the Group had RMB 168,424 in unrestricted cash and cash equivalents, RMB 85,652 in short-term investments, available for sale, and RMB 2,000 in short-term investments, held to maturity.

The Group's operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to achieve a net income position for the foreseeable future. If management is not able to increase revenue and/or manage cost and operating expenses in line with revenue forecasts, the Company may not be able to achieve profitability.

From the beginning of 2021, all our K-12 schools, tutoring centers and training offices in China have been in full business operation. Teachers and students of Bay State College and NewSchool in U.S. returned to campus from September 2021. Yet the pandemic continues to be fluid and uncertain, making it difficult to forecast the final impact it could have on our future operations.

There were certain regulatory policy updates in the past period of 2021. On April 7, 2021, Chinese regulatory authorities promulgated an amendment to the Implementation Rules of the Law for Promoting Private Education, which has been effective since September 1, 2021 (the “Implementation Rules”). The Implementation Rules stipulated, among other provisions, that (1) sponsors of private schools may choose to establish schools as either non-profit or for-profit schools, but nine-year compulsory education schools cannot be operated as for-profit schools; (2) foreign-invested enterprises established in China and social organizations whose actual controllers are foreign parties shall not sponsor, participate in or actually control private schools that provide compulsory education; (3) group-based education organizations shall not control non-profit private schools through mergers and acquisitions, franchise agreements and contractual arrangements; and (4) related party transactions entered into by private schools shall be open, fair and just, and shall not harm national interests, school interests, or student or teacher interests. The Group is assessing the impact of the Implementation Rules and formulating different scenarios as compliance measures. There are still significant uncertainties with respect to those scenarios. The Group, however, does not expect any related liquidity concerns in the next 12 months. On July 24, 2021, Chinese regulatory authorities issued a set of guidelines aiming to ease the burden of excessive homework and after-school tutoring on students receiving an elementary school or junior high school education (the “Guidelines”). The Group does not expect its operations to be materially affected by the Guidelines.

Conclusion

The Group believes that available cash and cash equivalents, short-term investments, available for sale and short-term investments, held to maturity, cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Group has prepared the consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, initiating additional public offerings, curtailing the Group’s business development activities, suspending the pursuit of its business plan, obtaining credit facilities, controlling overhead expenses and seeking to further dispose of non-core assets. Management cannot provide any assurance that the Group will raise additional capital if needed.